As filed with the Securities and Exchange Commission on November 28, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 0.4%
Innovative Solutions & Support, Inc. (a)	393,229	$2,050,689
Airlines - 9.1%
Allegiant Travel Company	91,200	11,277,792
Delta Air Lines, Inc.	650,000	23,497,500
Spirit Airlines, Inc. (a)	100,000	6,914,000
		41,689,292
Auto Components - 1.8%
American Axle & Manufacturing Holdings, Inc. (a)	450,000	7,546,500
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	200,000	744,000
		8,290,500
Automobiles - 1.1%
General Motors Company	155,000	4,950,700
Banks - 8.7%
Citigroup, Inc.	290,000	15,027,800
JPMorgan Chase & Company	407,000	24,517,680
		39,545,480
Biotechnology - 6.7%
Celgene Corporation (a)(c)	120,000	11,373,600
Gilead Sciences, Inc. (a)	180,000	19,161,000
		30,534,600
Capital Markets - 5.5%
Morgan Stanley	300,000	10,371,000
State Street Corporation	200,568	14,763,810
		25,134,810
Communications Equipment - 3.8%
Arris Group, Inc. (a)	520,000	14,744,600
Cisco Systems, Inc.	100,000	2,517,000
		17,261,600
Computers & Peripherals - 1.9%
Apple, Inc.	86,730	8,738,047
Construction & Engineering - 1.0%
Chicago Bridge & Iron Company N.V. (b)	81,000	4,685,850
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc. - Class B (a)	98,500	13,606,790
Electronic Equipment, Instruments & Components - 1.4%
Universal Display Corporation (a)	198,400	6,475,776
Energy Equipment & Services - 2.9%
Halliburton Company	207,000	13,353,570
Health Care Equipment & Supplies - 2.7%
Covidien plc (b)	145,000	12,543,950
Household Durables - 0.9%
WCI Communities, Inc. (a)	214,200	3,949,848
Insurance - 7.1%
American International Group, Inc.	300,000	16,206,000
Lincoln National Corporation	300,000	16,074,000
		32,280,000
IT Services - 9.4%
Alliance Data Systems Corporation (a)(c)	150,000	37,240,500
Neustar, Inc. (a)(c)	235,000	5,835,050
		43,075,550
Machinery - 1.2%
Westport Innovations, Inc. (a)(b)	500,000	5,255,000
Media - 3.1%
DIRECTV (a)	165,000	14,275,800
Metals & Mining - 0.1%
Eldorado Gold Corporation (b)(c)	100,000	674,000
Oil, Gas & Consumable Fuels - 4.9%
Bellatrix Exploration Ltd. (a)(b)	600,100	3,690,615
Clean Energy Fuels Corporation (a)	735,000	5,733,000
Magnum Hunter Resources Corporation (a)(c)	560,000	3,119,200
Rex Energy Corporation (a)	768,925	9,742,280
		22,285,095
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Company	180,000	9,212,400
Teva Pharmaceutical Industries Ltd. - ADR	150,000	8,062,500
		17,274,900
Semiconductors & Semiconductor Equipment - 3.1%
EZchip Semiconductor Ltd. (a)(b)	324,500	7,826,940
Lattice Semiconductor Corporation (a)	510,400	3,828,000
ON Semiconductor Corporation (a)	300,000	2,682,000
		14,336,940
Software - 5.5%
Microsoft Corporation (c)	131,300	6,087,068
Oracle Corporation	500,000	19,140,000
		25,227,068
Specialty Retail - 4.1%
Asbury Automotive Group, Inc. (a)	95,300	6,139,226
Sonic Automotive, Inc. - Class A	516,500	12,659,415
		18,798,641
Textiles, Apparel & Luxury Goods - 1.9%
Hanesbrands, Inc.	80,000	8,595,200

Trading Companies & Distributors - 3.3%
Rush Enterprises, Inc. - Class A (a)	379,907	12,707,889
Rush Enterprises, Inc. - Class B (a)	76,407	2,285,334
		14,993,223
Total Common Stocks
(Cost $310,504,930)		449,882,919

EXCHANGE-TRADED FUNDS - 0.8%
PowerShares Buyback Achievers Portfolio	80,000	3,579,200
Total Exchange-Traded Funds
(Cost $3,671,900)		3,579,200

	Contracts
	(100 Shares Per Contract)
PURCHASED CALL OPTIONS - 1.1%
American Capital Ltd.
Expiration January 2015, Exercise Price $12.00	4,000	952,000
Annaly Capital Management, Inc.
Expiration January 2016, Exercise Price $10.00	1,000	106,000
General Motors Company
Expiration January 2016, Exercise Price $35.00	2,000	442,000
Microsoft Corporation
Expiration January 2015, Exercise Price $28.00	2,000	3,540,000
Total Purchased Call Options
(Cost $2,521,620)		5,040,000

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Fidelity Institutional Government Portfolio, 0.01% (d)	634,742	634,742
Total Short-Term Investments
(Cost $634,742)		634,742

TOTAL INVESTMENTS
(Cost $317,333,192)(e)(f) - 100.4%		459,136,861
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(2,032,769)
TOTAL NET ASSETS - 100.0%		$457,104,092

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
plc	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign company.
(c)	Shares are held as collateral for all or a portion of a corresponding written option contract. The value of the collateral on September 30, 2014 was $64,329,418.
(d)	The rate quoted is the annualized seven-day yield as of September 30, 2014.

(e)	The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

	Cost of investments	$317,617,589
	Gross unrealized appreciation	165,434,188
	Gross unrealized depreciation	(23,914,916)
	Net unrealized appreciation	$141,519,272

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(f)
Investment Valuations – Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Equity Securities – Equity securities, including common stocks, preferred stocks, Exchange Traded Funds (“ETFs”) and real estate investment trusts (“REITS”), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments  are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights and warrants that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange traded options that are valued at the composite price are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

	Summary of Fair Value Exposure at September 30, 2014
	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s net assets as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$449,882,919	$-	$-	$449,882,919
Exchange-Traded Funds	3,579,200	-	-	3,579,200
Purchased Call Options	-	5,040,000	-	5,040,000
Short-Term Investments	634,742	-	-	634,742
Total Investments in Securities	$454,096,861	$5,040,000	$-	$459,136,861

Written Call Options	$-	$1,586,497	$-	$1,586,497

* Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

The Fund did not have any Level 3 investments during the period. It is the Fund's policy to record trasfers at the end of the reporting period. For the nine months ended September 30, 2014, the following transfers were made:

Transfers into Level 2 and out of Level 1: Purchased call option contracts $3,540,000. The security transferred out of Level 1 and into Level 2 due to a change in the inputs to value the positions.

(g)	Fair values of derivative instruments as of September 30, 2014:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Call Options	Schedule of Investments	$5,040,000	N/A	$-
Written Call Options	N/A	-	Schedule of Written Options	1,586,497
Total		$5,040,000		$1,586,497

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF WRITTEN OPTIONS
September 30, 2014 (Unaudited)
	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Value
WRITTEN CALL OPTIONS - (0.3)%
Alliance Data Systems Corporation
Expiration December 2014, Exercise Price $270.00	200	$94,000
Celgene Corporation
Expiration October 2014, Exercise Price $80.00	600	886,500
Eldorado Gold Corporation
Expiration January 2016, Exercise Price $7.00	1,000	125,000
Magnum Hunter Resources Corporation
Expiration January 2016, Exercise Price $10.00	2,800	161,000
Microsoft Corporation
Expiration October 2014, Exercise Price $40.00	83	52,497
Neustar, Inc.
Expiration January 2015, Exercise Price $25.00	1,000	267,500
Total Written Call Options
(Premiums received $1,618,528)		$1,586,497

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)                      /s/ James R. Arnold
James R. Arnold, President

Date             November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ James R. Arnold
James R. Arnold, President

Date             November 24, 2014

By (Signature and Title)*                    /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date             November 24, 2014